Investment Objectives and Goals	Feb. 26, 2026
Invesco Advantage International Fund | Invesco Advantage International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Asia Pacific Equity Fund | Invesco Asia Pacific Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital.
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital.
Invesco Global Focus Fund | Invesco Global Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Global Fund | Invesco Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco International Growth Fund | Invesco International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco International Value Fund | Invesco International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital.